Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Subscription Receivable	Total
Balance at Dec. 31, 2019		$ 3,059	$ (367,174)	$ 36,391,819	$ (44,580,437)		$ (5,995)		$ (8,558,728)
Balance (in Shares) at Dec. 31, 2019		3,059,646	(53,283)
Shares issued with notes payable		$ 60		243,685					243,745
Shares issued with notes payable (in Shares)		59,774
Stock based compensation		$ 170		5,743,970					5,744,140
Stock based compensation (in Shares)		169,800
Conversion of warrants to stock		$ 7		(4,236)					(4,229)
Conversion of warrants to stock (in Shares)		7,239
Conversion of options to stock		$ 229		1,116,802					1,117,031
Conversion of options to stock (in Shares)		229,491
Shares issued to settle vendor liabilities		$ 24		235,607					235,631
Shares issued to settle vendor liabilities (in Shares)		23,565
Purchase of treasury stock			$ (69,416)						(69,416)
Purchase of treasury stock (in Shares)			(6,717)
Recognition of intrinsic value of beneficial conversion features – convertible notes				3,099,837					3,099,837
Cash received for common stock and warrants		$ 1,725		7,028,355					7,030,080
Cash received for common stock and warrants (in Shares)		1,725,000
Cash received for preferred series E and warrants	$ 8			6,710,417				(40,000)	6,670,425
Cash received for preferred series E and warrants (in Shares)	7,738
Common stock and warrants issued upon conversion of notes payable		$ 769		3,182,898					3,183,667
Common stock and warrants issued upon conversion of notes payable (in Shares)		768,225
Common stock and warrants issued upon extinguishment of notes payable		$ 2,744		9,915,790					9,918,534
Common stock and warrants issued upon extinguishment of notes payable (in Shares)		2,744,288
Stock warrants issued with note payable				1,078,501					1,078,501
Cancellation of Treasury stock		$ (50)	$ 374,184	(374,134)
Cancellation of Treasury stock (in Shares)		(50,650)	54,343
Foreign currency translation adjustments							(31,239)		(31,239)
Dividends				3,135,702	(3,135,702)
Net loss					(24,212,783)				(24,212,783)
Balance at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 224		5,505,165					5,505,389
Stock based compensation (in Shares)		224,245
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 44		181,341					181,385
Shares issued to settle vendor liabilities (in Shares)		44,895
Shares issued for acquisition		$ 225		893,297					893,522
Shares issued for acquisition (in Shares)		224,503
Common stock issued upon conversion of notes payable		$ 901		4,014,424					4,015,325
Common stock issued upon conversion of notes payable (in Shares)		900,665
Exercise of warrants to stock		$ 1,275		5,470,793					5,472,068
Exercise of warrants to stock (in Shares)		1,275,261
Cash received for common		$ 837		2,461,363					2,462,200
Cash received for common (in Shares)		837,500
Cash received for preferred series E and warrants				(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (7)	$ 1,739		(1,732)
Conversion of preferred series E to stock (in Shares)	(7,168)	1,739,750
Stock warrants issued with note payable				1,601,452					1,601,452
Foreign currency translation adjustments							(16,299)		(16,299)
Non-controlling interest in consolidated subsidiary from acquisition						1,246,865			1,246,865
Dividends				410,750	(410,750)
Net loss					(25,002,292)	60,045			(24,942,247)
Balance at Sep. 30, 2021	$ 1	$ 14,032	$ (62,406)	98,264,091	(97,341,964)	1,306,910	(53,533)		2,127,131
Balance (in Shares) at Sep. 30, 2021	610	14,033,197	(5,657)
Balance at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 388		9,446,687					9,447,075
Stock based compensation (in Shares)		388,411
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)		294,895
Shares issued for acquisition		$ 388		1,217,828		1,967,446			3,185,662
Shares issued for acquisition (in Shares)		387,847
Cash received for common stock and warrants		$ 1,687		5,665,263					5,666,950
Cash received for common stock and warrants (in Shares)		1,687,500
Common stock issued upon conversion of notes payable		$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of notes payable (in Shares)		1,128,999
Exercise of warrants to stock		$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)		2,250,691
Cash received for preferred series E and warrants				(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (8)	$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)	1,766,449
Stock warrants issued with note payable				1,665,682					1,665,682
Foreign currency translation adjustments							(41,038)		(41,038)
Dividends				410,750	(410,750)
Net loss					(37,292,902)	(86,251)			(37,379,153)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Balance at Jun. 30, 2021	$ 1	$ 11,858	$ (62,406)	87,131,333	(87,544,953)	56,433	(45,097)		(452,831)
Balance (in Shares) at Jun. 30, 2021	1,048	11,857,675	(5,657)
Stock based compensation		$ 23		2,094,787					2,094,810
Stock based compensation (in Shares)		22,934
Conversion of warrants to stock		$ 955		4,198,442					4,199,397
Conversion of warrants to stock (in Shares)		954,568
Shares issued for acquisition		$ 224		893,297					893,521
Shares issued for acquisition (in Shares)		224,503
Cash received for common stock and warrants		$ 87		248,613					248,700
Cash received for common stock and warrants (in Shares)		87,500
Common stock issued upon conversion of notes payable		$ 779		3,697,725					3,698,504
Common stock issued upon conversion of notes payable (in Shares)		779,706
Conversion of preferred series E to stock		$ 106		(106)
Conversion of preferred series E to stock (in Shares)	(438)	106,311
Foreign currency translation adjustments							(8,436)		(8,436)
Non-controlling interest in consolidated subsidiary from acquisition						1,190,000			1,190,000
Net loss					(9,797,011)	60,477			(9,736,534)
Balance at Sep. 30, 2021	$ 1	$ 14,032	$ (62,406)	98,264,091	(97,341,964)	1,306,910	(53,533)		2,127,131
Balance (in Shares) at Sep. 30, 2021	610	14,033,197	(5,657)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 415		3,822,564					3,822,979
Stock based compensation (in Shares)		415,180
Shares issued for prepaid services		$ 150		141,000					141,150
Shares issued for prepaid services (in Shares)		150,000
Shares issued for acquisition		$ 58		40,937		81,660			122,655
Shares issued for acquisition (in Shares)		57,576
Purchase of treasury stock			$ (13,700)						(13,700)
Purchase of treasury stock (in Shares)			(83,800)
Cash received for common stock and warrants		$ 7,046		5,715,254					5,722,300
Cash received for common stock and warrants (in Shares)		7,046,314
Common stock issued upon conversion of notes payable		$ 110		173,346					173,456
Common stock issued upon conversion of notes payable (in Shares)		109,435
Stock warrants issued with note payable				2,907,497					2,907,497
Foreign currency translation adjustments							(65,719)		(65,719)
Dividends				303,556	(303,556)
Net loss					(23,826,670)	(1,285,661)			(25,112,331)
Balance at Sep. 30, 2022		$ 24,470	$ (76,106)	124,667,772	(133,762,800)	677,194	(143,991)		(8,613,461)
Balance (in Shares) at Sep. 30, 2022	500	24,469,675	(89,457)
Balance at Jun. 30, 2022		$ 20,255	$ (62,406)	122,068,892	(124,314,529)	895,437	(107,881)		(1,500,232)
Balance (in Shares) at Jun. 30, 2022	500	20,254,839	(5,657)
Stock based compensation		$ 107		568,107					568,214
Stock based compensation (in Shares)		107,260
Shares issued for prepaid services		$ 50		34,900					34,950
Shares issued for prepaid services (in Shares)		50,000
Shares issued for acquisition		$ 58		40,937		81,660			122,655
Shares issued for acquisition (in Shares)		57,576
Purchase of treasury stock			$ (13,700)						(13,700)
Purchase of treasury stock (in Shares)			(83,800)
Cash received for common stock and warrants		$ 4,000		721,000					725,000
Cash received for common stock and warrants (in Shares)		4,000,000
Stock warrants issued with note payable				1,012,107					1,012,107
Foreign currency translation adjustments							(36,110)		(36,110)
Dividends				221,829	(221,829)
Net loss					(9,226,442)	(299,903)			(9,526,345)
Balance at Sep. 30, 2022		$ 24,470	$ (76,106)	$ 124,667,772	$ (133,762,800)	$ 677,194	$ (143,991)		$ (8,613,461)
Balance (in Shares) at Sep. 30, 2022	500	24,469,675	(89,457)